Subsequent Events (Details 1)	3 Months Ended
Mar. 29, 2013
Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250
Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178